INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 27,474	$ 27,157
Work in process	582	1,055
Finished goods	363	3,998
Inventory reserve	(2,613)	(2,013)
Inventory, Net, Total	$ 25,806	$ 30,197